Schedule III - Summary of Real Estate and Accumulated Depreciation (Detail) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Predecessor [Member]
Real Estate Properties
Balance, beginning of year	$ 46,256	$ 31,115
Acquisitions	57,710	11,498
Capital improvements	3,896	3,643
Balance, end of year	107,862	46,256
Accumulated depreciation
Balance, beginning of year	4,084	2,384
Depreciation	3,651	1,700
Balance, end of year	$ 7,735	$ 4,084